Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Other Income
Volatile organic compound emission plant lease income	$ 2,900	$ 4,714	$ 6,892
Gain on sale of marketable securities	(2,906)	(1,805)
Miscellaneous income	6,088	1,008	6,635
Other income	$ 12,360	$ 7,527	$ 13,527